Premises, equipment and computer software	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises, equipment and computer software
Note 8: Premises, equipment and computer software

	December 31, 2018			December 31, 2017
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,612	—	8,612	9,008	—	9,008
Buildings	144,196	(61,853)	82,343	139,534	(59,110)	80,424
Equipment	21,323	(15,490)	5,833	20,000	(15,997)	4,003
Computer hardware and software in use	177,017	(121,652)	55,365	165,251	(102,449)	62,802
Computer software in development	5,907	—	5,907	8,553	—	8,553
Total	357,055	(198,995)	158,060	342,346	(177,556)	164,790

	Year ended
Depreciation charged to operating expenses	December 31, 2018	December 31, 2017	December 31, 2016
Buildings (included in Property expense)	4,283	3,781	4,058
Equipment (included in Property expense)	1,413	1,336	1,462
Computer hardware and software (included in Technology and communication expense)	20,441	18,382	18,757
Total depreciation charged to operating expenses	26,137	23,499	24,277